Business Segments	12 Months Ended
Dec. 31, 2013
Business Segments
Business Segments

NOTE 15. Business Segments

3M's businesses are organized, managed and internally grouped into segments based on differences in markets, products, technologies and services. 3M manages its operations in five operating business segments: Industrial; Safety and Graphics; Electronics and Energy; Health Care; and Consumer. 3M's five business segments bring together common or related 3M technologies, enhancing the development of innovative products and services and providing for efficient sharing of business resources. These segments have worldwide responsibility for virtually all 3M product lines. 3M is not dependent on any single product/service or market. Transactions among reportable segments are recorded at cost. 3M is an integrated enterprise characterized by substantial intersegment cooperation, cost allocations and inventory transfers. Therefore, management does not represent that these segments, if operated independently, would report the operating income information shown. The difference between operating income and pre-tax income relates to interest income and interest expense, which are not allocated to business segments.

Effective in the first quarter of 2014, 3M transferred a product line between divisions within different business segments and made other changes within business segments in its continuing effort to improve the alignment of its businesses around markets and customers.

The product move between business segments was as follows:

  The movement of the Fire Protection product line from the Building and Commercial Services Division (Safety and Graphics business segment) to the Industrial Adhesives and Tapes Division (Industrial business segment). This product move resulted in an increase in net sales for total year 2013 of $73 million in the Industrial business segment offset by a corresponding decrease in the Safety and Graphics business segment.

  In addition, other changes within business segments were as follows:

  The combination of certain existing divisions/departments into new divisions. Within the Electronics and Energy business segment, the new divisions include the Electrical Markets Division (which now includes the former Infrastructure Protection Division), and the Electronic Solutions Division (which now includes the former 3M Touch Systems, Inc.). Within the Safety and Graphics business segment, the new Commercial Solutions Division was created from the combination of the former Architectural Markets Department, the former Building and Commercial Services Division and the former Commercial Graphics Division. None of these combinations crossed business segments.
  The renaming of the former Aerospace and Aircraft Maintenance Division within the Industrial business segment to the Aerospace and Commercial Transportation Division.
  The movement of certain product lines between various divisions within the same business segment.

The financial information presented herein reflects the impact of the preceding product move between business segments for all periods presented.

Business Segment Products

Business Segment	Major Products
Industrial	Tapes, coated, nonwoven and bonded abrasives, adhesives, advanced ceramics, sealants, specialty materials, 3M Purification Inc. (filtration products), closure systems for personal hygiene products, acoustic systems products, automotive components, abrasion-resistant films, structural adhesives and paint finishing and detailing products

Safety and Graphics	Personal protection products, traffic safety and security products, commercial graphics systems, commercial cleaning and protection products, floor matting, and roofing granules for asphalt shingles

Electronics and Energy	Optical films solutions for electronic displays, packaging and interconnection devices, insulating and splicing solutions for the electronics, telecommunications and electrical industries, touch screens and touch monitors, cooling fluids and abrasives for the electronics industry, electrical tape, ACCR electrical power cable, renewable energy component solutions, and infrastructure protection products

Health Care	Medical and surgical supplies, skin health and infection prevention products, drug delivery systems, dental and orthodontic products, health information systems and food safety products

Consumer	Sponges, scouring pads, high-performance cloths, consumer and office tapes, repositionable notes, indexing systems, construction and home improvement products, home care products, protective material products, and consumer and office tapes and adhesives

Business Segment Information

	Net Sales			Operating Income
(Millions)	2013	2012	2011	2013	2012	2011
Industrial	$10,657	$10,008	$9,688	$2,307	$2,244	$1,988
Safety and Graphics	5,584	5,406	5,398	1,227	1,210	1,232
Electronics and Energy	5,393	5,458	5,732	954	1,026	1,140
Health Care	5,334	5,138	5,011	1,672	1,641	1,484
Consumer	4,435	4,386	4,230	945	943	855
Corporate and Unallocated	8	4	10	(321)	(472)	(420)
Elimination of Dual Credit	(540)	(496)	(458)	(118)	(109)	(101)
Total Company	$30,871	$29,904	$29,611	$6,666	$6,483	$6,178

	Assets			Depreciation & Amortization			Capital Expenditures
(Millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011
Industrial	$8,833	$8,614	$7,579	$373	$324	$338	$511	$416	$384
Safety and Graphics	5,122	5,085	4,949	255	237	250	207	189	203
Electronics and Energy	5,336	5,512	5,296	260	266	255	261	350	274
Health Care	4,329	4,296	4,190	171	169	199	120	113	159
Consumer	2,516	2,445	2,423	106	110	102	128	105	98
Corporate and Unallocated	7,414	7,924	7,179	206	182	92	438	311	261
Total Company	$33,550	$33,876	$31,616	$1,371	$1,288	$1,236	$1,665	$1,484	$1,379

Corporate and unallocated operating income includes a variety of miscellaneous items, such as corporate investment gains and losses, certain derivative gains and losses, certain insurance-related gains and losses, certain litigation and environmental expenses, corporate restructuring charges and certain under- or over-absorbed costs (e.g. pension, stock-based compensation) that the Company may choose not to allocate directly to its business segments. Because this category includes a variety of miscellaneous items, it is subject to fluctuation on a quarterly and annual basis.

3M business segment reporting measures include dual credit to business segments for certain U.S. sales and related operating income. Management evaluates each of its five operating business segments based on net sales and operating income performance, including dual credit U.S. reporting to further incentivize U.S. sales growth. As a result, 3M provides additional (“dual”) credit to those business segments selling products in the U.S. to an external customer when that segment is not the primary seller of the product. For example, certain respirators are primarily sold by the Personal Safety Division within the Safety and Graphics business segment; however, the Industrial business segment also sells this product to certain customers in its U.S. markets. In this example, the non-primary selling segment (Industrial) would also receive credit for the associated net sales it initiated and the related approximate operating income. The assigned operating income related to dual credit activity may differ from operating income that would result from actual costs associated with such sales. The offset to the dual credit business segment reporting is reflected as a reconciling item entitled “Elimination of Dual Credit,” such that sales and operating income for the U.S. in total are unchanged.